6. PROPERTY, PLANT & EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payments to Acquire Property, Plant, and Equipment	$ 7,969,908	$ 398,475
Computer Equipment
Payments to Acquire Property, Plant, and Equipment	740,057	21,269
Furniture and Fixtures
Payments to Acquire Property, Plant, and Equipment	402,830	4,146
Leasehold Improvements
Payments to Acquire Property, Plant, and Equipment	143,344	59,410
Vehicles
Payments to Acquire Property, Plant, and Equipment	4,032,643	291,911
Office Equipment
Payments to Acquire Property, Plant, and Equipment	$ 6,880,822	$ 169,385